Staff numbers and costs	12 Months Ended
Jun. 30, 2024
Staff Numbers And Costs
Staff numbers and costs

9. Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2024	2023	2022
Sales and Business Development	4	11	13
Central Services and Management	10	18	29
Production	46	64	212
Total	60	93	254

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	2,045	5,465	15,237
Social security costs	362	430	730
Pension contributions	175	369	844
Short-term compensated absences	39	366	1,277
Total	2,621	6,630	18,088

Directors’ emoluments for the year ended June 30, 2024 were $358,292 (year ended June 30, 2023: $347,179; year ended June 30, 2022: $376,043) of which the highest paid director received $85,571 (year ended June 30, 2023: $81,819; year ended June 30, 2022: $91,029). Our Executive Chairman, Kevin Chin, also received an additional $325,000 for his role as the CEO during the year ended June 30, 2024 (year ended June 30, 2023: $325,000). Director emoluments include employer social security costs.

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Salaries, wages and incentives	957	1,120	1,578
Social security costs	6	38	151
Pension contributions	35	60	114
Equity incentives	-	-	392
Total	998	1,218	2,236

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended June 30, 2024 was  8 (year ended June 30, 2023: 10; year ended June 30, 2022: 10).